Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 8
Entity Central Index Key	0000887991
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
PGIM Quant Solutions Large-Cap Index Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class A
Trading Symbol	PSIAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2024 to March 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class A	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 831,356,908
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 831,356,908
Number of fund holdings	508
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/
2025
?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.7%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.1%
Health Care Equipment & Supplies	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Biotechnology	1.9%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.7%
Automobiles	1.7%
Electric Utilities	1.6%
Machinery	1.6%
Entertainment	1.4%
Chemicals	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Household Products	1.2%
IT Services	1.2%
Unaffiliated Exchange-Traded Funds - Equity	1.1%
Life Sciences Tools & Services	1.0%
Specialized REITs	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.7%
Tobacco	0.7%
Multi-Utilities	0.7%
Professional Services	0.7%
Food Products	0.7%
Commercial Services & Supplies	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Media	0.5%
Building Products	0.5%
Others*	4.7%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Index Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class C
Trading Symbol	PSICX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2024 to March 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class C	$62	1.26%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%
Net Assets	$ 831,356,908
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 831,356,908
Number of fund holdings	508
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.7%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.1%
Health Care Equipment & Supplies	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Biotechnology	1.9%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.7%
Automobiles	1.7%
Electric Utilities	1.6%
Machinery	1.6%
Entertainment	1.4%
Chemicals	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Household Products	1.2%
IT Services	1.2%
Unaffiliated Exchange-Traded Funds - Equity	1.1%
Life Sciences Tools & Services	1.0%
Specialized REITs	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.7%
Tobacco	0.7%
Multi-Utilities	0.7%
Professional Services	0.7%
Food Products	0.7%
Commercial Services & Supplies	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Media	0.5%
Building Products	0.5%
Others*	4.7%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Index Fund - Class I
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class I
Trading Symbol	PDSIX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class I shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to March 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class I	$9	0.19%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
Net Assets	$ 831,356,908
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 831,356,908
Number of fund holdings	508
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.7%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.1%
Health Care Equipment & Supplies	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Biotechnology	1.9%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.7%
Automobiles	1.7%
Electric Utilities	1.6%
Machinery	1.6%
Entertainment	1.4%
Chemicals	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Household Products	1.2%
IT Services	1.2%
Unaffiliated Exchange-Traded Funds - Equity	1.1%
Life Sciences Tools & Services	1.0%
Specialized REITs	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.7%
Tobacco	0.7%
Multi-Utilities	0.7%
Professional Services	0.7%
Food Products	0.7%
Commercial Services & Supplies	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Media	0.5%
Building Products	0.5%
Others*	4.7%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Index Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class Z
Trading Symbol	PSIFX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2024 to March 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class Z	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 831,356,908
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 831,356,908
Number of fund holdings	508
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.7%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.1%
Health Care Equipment & Supplies	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Biotechnology	1.9%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.7%
Automobiles	1.7%
Electric Utilities	1.6%
Machinery	1.6%
Entertainment	1.4%
Chemicals	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Household Products	1.2%
IT Services	1.2%
Unaffiliated Exchange-Traded Funds - Equity	1.1%
Life Sciences Tools & Services	1.0%
Specialized REITs	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.7%
Tobacco	0.7%
Multi-Utilities	0.7%
Professional Services	0.7%
Food Products	0.7%
Commercial Services & Supplies	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Media	0.5%
Building Products	0.5%
Others*	4.7%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Index Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class R6
Trading Symbol	PQSIX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2024 to March 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class R6	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 831,356,908
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 831,356,908
Number of fund holdings	508
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.7%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.1%
Health Care Equipment & Supplies	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Biotechnology	1.9%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.7%
Automobiles	1.7%
Electric Utilities	1.6%
Machinery	1.6%
Entertainment	1.4%
Chemicals	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Household Products	1.2%
IT Services	1.2%
Unaffiliated Exchange-Traded Funds - Equity	1.1%
Life Sciences Tools & Services	1.0%
Specialized REITs	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.7%
Tobacco	0.7%
Multi-Utilities	0.7%
Professional Services	0.7%
Food Products	0.7%
Commercial Services & Supplies	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Media	0.5%
Building Products	0.5%
Others*	4.7%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Securitized Credit Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class A
Trading Symbol	SCFOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 1,910,243,110
Holdings Count | Holding	537
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 1,910,243,110
Number of fund holdings	537
Portfolio turnover rate for the period	9%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	38.9
AA	32.9
A	7.5
BBB	8.1
BB	6.4
B	0.3
Not Rated	5.9
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Securitized Credit Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class C
Trading Symbol	SCFVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class C	$83	1.65%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%
Net Assets	$ 1,910,243,110
Holdings Count | Holding	537
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 1,910,243,110
Number of fund holdings	537
Portfolio turnover rate for the period	9%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	38.9
AA	32.9
A	7.5
BBB	8.1
BB	6.4
B	0.3
Not Rated	5.9
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Securitized Credit Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class Z
Trading Symbol	SCFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class Z	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,910,243,110
Holdings Count | Holding	537
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 1,910,243,110
Number of fund holdings	537
Portfolio turnover rate for the period	9%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	38.9
AA	32.9
A	7.5
BBB	8.1
BB	6.4
B	0.3
Not Rated	5.9
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Securitized Credit Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class R6
Trading Symbol	SCFQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class R6	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 1,910,243,110
Holdings Count | Holding	537
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 1,910,243,110
Number of fund holdings	537
Portfolio turnover rate for the period	9%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	38.9
AA	32.9
A	7.5
BBB	8.1
BB	6.4
B	0.3
Not Rated	5.9
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.